Shareholders' Equity - Ordinary Shares (Detail)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019 $ / shares shares	Apr. 30, 2019 shares	Sep. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Apr. 05, 2019 shares	Dec. 31, 2018 $ / shares shares
Shareholders' Equity
Common stock, shares authorized			200,000,000	200,000,000		200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Number of vote for each share | Vote			1	1
Common stock, shares outstanding			8,007,136	7,995,127		7,187,500
Initial shareholders' ownership after initial public offering per agreement (as a percent)				20.00%
Common stock, shares issued			8,007,136	7,995,127		7,187,500
Shares subject to possible redemption			27,930,364	27,942,373		0
Founder Shares were no longer subject to forfeiture					937,500
Over-allotment option
Shareholders' Equity
Common stock, shares outstanding						937,500
Sale of units in initial public offering, gross (in shares)	3,750,000
IPO
Shareholders' Equity
Common stock, shares outstanding			35,937,500	35,937,500
Common stock, shares issued			35,937,500	35,937,500
Sale of units in initial public offering, gross (in shares)	28,750,000	28,750,000